NET FINANCE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net finance expenses [Abstract]
Interest income	$ 669	$ 838
Interest expense	(227)	(119)
Interest on debt	(1,154)	(975)
Accretion on debt	(810)	(588)
Accretion on reclamation liabilities	(1,217)	(1,027)
Net finance expenses	$ (2,739)	$ (1,871)